Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table sets forth certain information with respect to the Company’s financial performance and the compensation
paid to our NEOs for the fiscal years ended on July 31, 2021, July 31, 2022, July 31, 2023 and July 31, 2024.

					Value of Initial Fixed $100 Investment (7) Based On:
Fiscal Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (4)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2)(4)(5)	Ferguson Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (6)	Net Income ($ in millions)	Adjusted Operating Profit ($ in millions) (7)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2024	9,052,716	14,568,013	2,862,832	3,256,059	272.31	190.61	1,735	2,824

2023	5,440,771	8,744,806	2,265,568	2,894,814	194.42	161.85	1,889	2,917

2022	4,865,698	5,377,614	2,212,036	2,503,838	146.64	137.61	2,122	2,951

2021	5,048,917	12,573,301	1,171,378	345,655	160.17	146.43	1,472	2,092
Notes:
(1) The principal executive officer (“PEO”) is Kevin Murphy, who has remained the Chief Executive Officer for the duration of the disclosure period.
(2) In calculating the ‘compensation actually paid’ amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. This valuation assumption used to calculate such fair values did not materially differ from those disclosed at the time of grant. We do not have pensions in the U.S.; therefore, an adjustment to the 2024 Summary Compensation Table (“SCT”) totals related to pension value for any of the years reflected in this table is not needed.
(3) To calculate the Compensation Actually Paid (“CAP”) for the PEO, the following adjustments were made to SCT total compensation, calculated in accordance with the SEC methodology for determining CAP for each year shown:

		Adjustments to SCT
Fiscal Year	SCT Total for PEO ($)	Less, Grant Date Fair Value of Awards Reported in FY SCT ($)	Plus, Year-End Fair Value of Awards granted in FY that are outstanding and unvested as of end of FY ($)	Plus, Vesting Date Fair Value of Awards that are granted and vested in the same FY ($)	Plus, Change in Fair Value of Prior Year Awards outstanding and unvested as of end of FY ($)	Plus, Change in Fair Value of Prior Year Awards that vested in FY ($)	Less, Prior Year Awards that fail to meet vesting conditions during FY ($)	Plus, Dividends or other earnings paid on all awards in FY prior to vesting date ($)	CAP for PEO ($)

2024	9,052,716	5,121,132	7,121,232	—	3,414,384	100,814	—	—	14,568,013

2023	5,440,771	2,520,730	3,947,882	—	2,331,881	(454,998)	—	—	8,744,806

2022	4,865,698	2,047,019	3,494,039	—	(1,138,890)	203,786	—	—	5,377,614

2021	5,048,917	1,986,339	5,307,895	—	3,867,497	335,331	—	—	12,573,301
(4) The
non-PEO
NEOs represent the following individuals for each of the years shown.

•	2024: Bill Brundage, Chief Financial Officer; Ian Graham, Chief Legal Officer; Sammie Long, former Chief Human Resources Officer of Ferguson plc; Bill Thees, Senior Vice President.

•	2023: Bill Brundage, Chief Financial Officer; Ian Graham, Chief Legal Officer; Sammie Long, former Chief Human Resources Officer of Ferguson plc; Bill Thees, Senior Vice President.

•	2022: Bill Brundage, Chief Financial Officer.

•	2021: Bill Brundage, Chief Financial Officer; Mike Powell, former Group Chief Financial Officer of Ferguson plc.
(5) To calculate the CAP for the
non-PEO
NEOs, the following adjustments were made to SCT total compensation, calculated in accordance with the SEC methodology for determining CAP for each year shown:

		Adjustments to SCT
Year	SCT Total for Non-PEO NEOs ($)	Less, Grant Date Fair Value of Awards Reported in FY SCT ($)	Plus, Year-End Fair Value of Awards granted in FY that are outstanding and unvested as of end of FY ($)	Plus, Vesting Date Fair Value of Awards that are granted and vested in the same FY ($)	Plus, Change in Fair Value of Prior Year Awards outstanding and unvested as of end of FY ($)	Plus, Change in Fair Value of Prior Year Awards that vested in FY ($)	Less, Prior Year Awards that fail to meet vesting conditions during FY ($)	Plus, Dividends or other earnings paid on all awards in FY prior to vesting date ($)	CAP for Non-PEO NEOs ($)

2024	2,862,832	1,346,175	1,261,209	28,444	480,865	32,584	63,700	—	3,256,059

2023	2,265,568	908,195	998,610	—	778,288	(239,457)	—	—	2,894,814

2022	2,212,036	816,013	1,392,846	—	(356,654)	71,623	—	—	2,503,838

2021	1,171,378	363,394	1,003,318	—	574,938	180,745	2,221,330	—	345,655
(6) The selected peer group is the S&P 500 Industrials Index. The comparison of total shareholder returns assumes that $100 was invested on July 31, 2020 in Company shares and the S&P 500 Index and that dividends were reinvested on the day prior to ex-dividend date.
(7) Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link CAP to our NEOs for fiscal 2024 to our Company’s performance, is adjusted operating profit, a non-GAAP
measure. Adjusted operating profit is defined as operating profit before acquisition related intangible amortization and certain other non-GAAP
adjustments, as further described in the section titled
“Non-GAAP
Reconciliations and Supplementary Information.”

Company Selected Measure Name	Adjusted operating profit
Named Executive Officers, Footnote
(4) The
non-PEO
NEOs represent the following individuals for each of the years shown.

•	2024: Bill Brundage, Chief Financial Officer; Ian Graham, Chief Legal Officer; Sammie Long, former Chief Human Resources Officer of Ferguson plc; Bill Thees, Senior Vice President.

•	2023: Bill Brundage, Chief Financial Officer; Ian Graham, Chief Legal Officer; Sammie Long, former Chief Human Resources Officer of Ferguson plc; Bill Thees, Senior Vice President.

•	2022: Bill Brundage, Chief Financial Officer.

•	2021: Bill Brundage, Chief Financial Officer; Mike Powell, former Group Chief Financial Officer of Ferguson plc.

Peer Group Issuers, Footnote	The selected peer group is the S&P 500 Industrials Index. The comparison of total shareholder returns assumes that $100 was invested on July 31, 2020 in Company shares and the S&P 500 Index and that dividends were reinvested on the day prior to ex-dividend date.
PEO Total Compensation Amount	$ 9,052,716	$ 5,440,771	$ 4,865,698	$ 5,048,917
PEO Actually Paid Compensation Amount	$ 14,568,013	8,744,806	5,377,614	12,573,301
Adjustment To PEO Compensation, Footnote
(3) To calculate the Compensation Actually Paid (“CAP”) for the PEO, the following adjustments were made to SCT total compensation, calculated in accordance with the SEC methodology for determining CAP for each year shown:

		Adjustments to SCT
Fiscal Year	SCT Total for PEO ($)	Less, Grant Date Fair Value of Awards Reported in FY SCT ($)	Plus, Year-End Fair Value of Awards granted in FY that are outstanding and unvested as of end of FY ($)	Plus, Vesting Date Fair Value of Awards that are granted and vested in the same FY ($)	Plus, Change in Fair Value of Prior Year Awards outstanding and unvested as of end of FY ($)	Plus, Change in Fair Value of Prior Year Awards that vested in FY ($)	Less, Prior Year Awards that fail to meet vesting conditions during FY ($)	Plus, Dividends or other earnings paid on all awards in FY prior to vesting date ($)	CAP for PEO ($)

2024	9,052,716	5,121,132	7,121,232	—	3,414,384	100,814	—	—	14,568,013

2023	5,440,771	2,520,730	3,947,882	—	2,331,881	(454,998)	—	—	8,744,806

2022	4,865,698	2,047,019	3,494,039	—	(1,138,890)	203,786	—	—	5,377,614

2021	5,048,917	1,986,339	5,307,895	—	3,867,497	335,331	—	—	12,573,301

Non-PEO NEO Average Total Compensation Amount	$ 2,862,832	2,265,568	2,212,036	1,171,378
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,256,059	2,894,814	2,503,838	345,655
Adjustment to Non-PEO NEO Compensation Footnote
(5) To calculate the CAP for the
non-PEO
NEOs, the following adjustments were made to SCT total compensation, calculated in accordance with the SEC methodology for determining CAP for each year shown:

		Adjustments to SCT
Year	SCT Total for Non-PEO NEOs ($)	Less, Grant Date Fair Value of Awards Reported in FY SCT ($)	Plus, Year-End Fair Value of Awards granted in FY that are outstanding and unvested as of end of FY ($)	Plus, Vesting Date Fair Value of Awards that are granted and vested in the same FY ($)	Plus, Change in Fair Value of Prior Year Awards outstanding and unvested as of end of FY ($)	Plus, Change in Fair Value of Prior Year Awards that vested in FY ($)	Less, Prior Year Awards that fail to meet vesting conditions during FY ($)	Plus, Dividends or other earnings paid on all awards in FY prior to vesting date ($)	CAP for Non-PEO NEOs ($)

2024	2,862,832	1,346,175	1,261,209	28,444	480,865	32,584	63,700	—	3,256,059

2023	2,265,568	908,195	998,610	—	778,288	(239,457)	—	—	2,894,814

2022	2,212,036	816,013	1,392,846	—	(356,654)	71,623	—	—	2,503,838

2021	1,171,378	363,394	1,003,318	—	574,938	180,745	2,221,330	—	345,655
(6) The selected peer group is the S&P 500 Industrials Index. The comparison of total shareholder returns assumes that $100 was invested on July 31, 2020 in Company shares and the S&P 500 Index and that dividends were reinvested on the day prior to ex-dividend date.
(7) Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link CAP to our NEOs for fiscal 2024 to our Company’s performance, is adjusted operating profit, a non-GAAP
measure. Adjusted operating profit is defined as operating profit before acquisition related intangible amortization and certain other non-GAAP
adjustments, as further described in the section titled
“Non-GAAP
Reconciliations and Supplementary Information.”

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The items listed below represent the most important financial performance measures used by us to link compensation actually paid to our NEOs to Company performance for the fiscal year ended July 31, 2024:

Most Important Performance Measures for PEO and Non-PEO NEOs (1)

Adjusted Operating Profit (2)

Adjusted Earnings per Share (“EPS”) - Diluted (3)

Return on Capital Employed (ROCE) (4)
Notes:
(1) The most important performance measures include our company selected measure and the two financial metrics used for long-term incentive awards with performance-based vesting, as described in our Compensation Discussion and Analysis within the section titled Long-Term Equity-Based Incentive Program. Each of these measures
is a critical operational metric reported to shareholders.
(2) See footnote (7) above for the definition of adjusted operating profit.
(3) Adjusted EPS - diluted is defined as adjusted net income divided by the weighted average diluted shares outstanding. Adjusted net income is defined as income from continuing operations before amortization of acquired intangible assets (net of tax), discrete tax items and other items that are non-recurring
(net of tax). See the section titled
“Non-GAAP
Reconciliations and Supplementary Information” for more information.
(4) ROCE is defined as adjusted earnings before interest and taxes (“Adjusted EBIT”) divided by average capital employed. Adjusted EBIT is defined as operating profit from continuing operations excluding certain non-GAAP adjustments, as further described in the
section titled
“Non-GAAP
Reconciliations and Supplementary Information,” and including the impact of acquisition related intangible amortization. Average capital employed is defined as the sum of average net debt and average shareholders’ equity and excludes average assets held for sale. See the section titled
“Non-GAAP
Reconciliations and Supplementary Information” for more information.

76	2024 PROXY STATEMENT FERGUSON ENTERPRISES INC.

Total Shareholder Return Amount	$ 272.31	194.42	146.64	160.17
Peer Group Total Shareholder Return Amount	190.61	161.85	137.61	146.43
Net Income (Loss)	$ 1,735,000,000	$ 1,889,000,000	$ 2,122,000,000	$ 1,472,000,000
Company Selected Measure Amount	2,824,000,000	2,917,000,000	2,951,000,000	2,092,000,000
PEO Name	Kevin Murphy
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Profit
Non-GAAP Measure Description	Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link CAP to our NEOs for fiscal 2024 to our Company’s performance, is adjusted operating profit, a non-GAAP
measure. Adjusted operating profit is defined as operating profit before acquisition related intangible amortization and certain other non-GAAP
adjustments, as further described in the section titled
“Non-GAAP
	Reconciliations and Supplementary Information.”
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Earnings per Share (“EPS”) - Diluted
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Capital Employed (ROCE)
PEO | Grant Date Fair Value of Awards Reported in FY SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,121,132)	$ (2,520,730)	$ (2,047,019)	$ (1,986,339)
PEO | Awards granted in FY that are outstanding and unvested as of end of FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,121,232	3,947,882	3,494,039	5,307,895
PEO | Awards that are granted and vested in the same FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Prior Year Awards outstanding and unvested as of end of FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,414,384	2,331,881	(1,138,890)	3,867,497
PEO | Prior Year Awards that vested in FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	100,814	(454,998)	203,786	335,331
PEO | Prior Year Awards that fail to meet vesting conditions during FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Dividends or other earnings paid on all awards in CFY prior to vesting date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Grant Date Fair Value of Awards Reported in FY SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,346,175)	(908,195)	(816,013)	(363,394)
Non-PEO NEO | Awards granted in FY that are outstanding and unvested as of end of FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,261,209	998,610	1,392,846	1,003,318
Non-PEO NEO | Awards that are granted and vested in the same FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,444	0	0	0
Non-PEO NEO | Prior Year Awards outstanding and unvested as of end of FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	480,865	778,288	(356,654)	574,938
Non-PEO NEO | Prior Year Awards that vested in FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,584	(239,457)	71,623	180,745
Non-PEO NEO | Prior Year Awards that fail to meet vesting conditions during FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(63,700)	0	0	(2,221,330)
Non-PEO NEO | Dividends or other earnings paid on all awards in CFY prior to vesting date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0